Acquisition of subsidiaries - Summary of recognized amounts of assets acquired and liabilities assumed at the date of acquisition ActGenomics (Details) - ACT Genomics Holdings Company Limited
$ in Thousands
Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 5,649
Intangible assets	13,826
Interests in equity-accounted investees	788
Deferred tax assets	236
Inventories	1,295
Trade receivables (including loss allowance $1,264)	2,595
Deposits, prepayments and other receivables	2,014
Cash and cash equivalents	5,623
Trade payables	(858)
Accrued expenses and other current liabilities	(2,761)
Contract liabilities	(416)
Lease liabilities	(2,380)
Tax liabilities	(6)
Deferred tax liabilities	(2,914)
Other non-current liabilities	(223)
Total identifiable net assets acquired at fair value	22,468
Allowance for impairment
Disclosure of detailed information about business combination [line items]
Allowance account for credit losses of financial assets	$ 1,264